UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10599

Tax-Managed Global Small-Cap Portfolio

(formerly, Tax-Managed Small-Cap Value Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Portfolio of Investments

Common Stocks — 99.0%

Security	Shares	Value

Aerospace & Defense — 1.3%
Hexcel Corp.	7,661	$354,857
MacDonald Dettwiler & Associates, Ltd.	1,676	99,899

		$454,756

Air Freight & Logistics — 1.9%
bpost SA	7,914	$198,069
CTT-Correios de Portugal SA	23,905	271,528
Singapore Post, Ltd.	163,600	220,834

		$690,431

Auto Components — 0.8%
Brembo SpA	2,564	$113,011
Leoni AG	1,742	71,158
Linamar Corp.	1,971	114,543

		$298,712

Banks — 7.0%
77 Bank, Ltd. (The)	35,000	$193,542
Ameris Bancorp	18,567	584,860
Bank of the Ozarks, Inc.	5,594	279,812
BankUnited, Inc.	4,832	179,654
Eagle Bancorp, Inc.(1)	7,441	354,191
First Republic Bank	3,352	218,919
Hokkoku Bank, Ltd. (The)	30,000	111,457
PrivateBancorp, Inc.	4,322	180,789
Signature Bank(1)	1,255	186,895
Western Alliance Bancorp(1)	5,676	202,917

		$2,493,036

Beverages — 1.2%
Royal Unibrew A/S	6,951	$275,242
Treasury Wine Estates, Ltd.	28,472	142,504

		$417,746

Biotechnology — 0.3%
AMAG Pharmaceuticals, Inc.(1)	2,597	$103,880

		$103,880

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	8,249	$409,315

		$409,315

Security	Shares	Value

Capital Markets — 2.0%
Azimut Holding SpA	8,393	$201,877
Henderson Group PLC	26,129	115,173
Jupiter Fund Management PLC	31,536	218,738
Lazard, Ltd., Class A	3,497	161,981

		$697,769

Chemicals — 2.7%
Balchem Corp.	8,199	$559,992
Denka Co., Ltd.	38,000	176,339
Victrex PLC	7,662	217,719

		$954,050

Commercial Services & Supplies — 2.5%
Interface, Inc.	18,531	$362,281
Ritchie Bros Auctioneers, Inc.	4,289	111,385
Team, Inc.(1)	12,270	429,450

		$903,116

Communications Equipment — 1.1%
Infinera Corp.(1)	20,352	$402,156

		$402,156

Construction & Engineering — 0.3%
Cie d’Entreprises CFE	848	$105,129

		$105,129

Containers & Packaging — 1.2%
DS Smith PLC	37,449	$223,133
FP Corp.	5,100	208,619

		$431,752

Distributors — 0.3%
Inchcape PLC	9,372	$115,261

		$115,261

Diversified Consumer Services — 1.5%
Navitas, Ltd.	33,279	$98,914
ServiceMaster Global Holdings, Inc.(1)	4,826	172,047
TAL Education Group ADR(1)	6,612	254,231

		$525,192

19	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Diversified Financial Services — 1.3%
Ackermans & van Haaren NV	1,522	$231,611
Century Tokyo Leasing Corp.	6,700	227,273

		$458,884

Electric Utilities — 0.3%
Acciona SA	1,409	$118,200

		$118,200

Electronic Equipment, Instruments & Components — 2.5%
Belden, Inc.	4,880	$312,466
Halma PLC	18,620	218,871
Hollysys Automation Technologies, Ltd.	5,931	126,864
Ingenico Group SA	1,838	216,611

		$874,812

Energy Equipment & Services — 0.6%
John Wood Group PLC	12,728	$116,848
Tecnicas Reunidas SA	2,341	104,261

		$221,109

Food & Staples Retailing — 2.3%
MARR SpA	6,351	$129,278
North West Co., Inc. (The)	5,550	123,088
Sprouts Farmers Market, Inc.(1)	13,844	282,141
United Natural Foods, Inc.(1)	5,814	293,316

		$827,823

Food Products — 1.5%
Ariake Japan Co., Ltd.	5,100	$231,326
Pinnacle Foods, Inc.	7,184	316,671

		$547,997

Gas Utilities — 0.4%
Rubis SCA	1,663	$133,288

		$133,288

Health Care Equipment & Supplies — 10.0%
Alere, Inc.(1)	5,427	$250,293
Analogic Corp.	5,962	522,390
Ansell, Ltd.	12,100	172,183
Asahi Intecc Co., Ltd.	3,500	135,197
Eiken Chemical Co., Ltd.	11,000	192,703
GN Store Nord A/S	10,439	190,404

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Greatbatch, Inc.(1)	6,601	$352,823
Hill-Rom Holdings, Inc.	6,472	341,010
ICU Medical, Inc.(1)	4,914	540,393
Integra LifeSciences Holdings Corp.(1)	6,837	407,280
Teleflex, Inc.	3,526	468,958

		$3,573,634

Health Care Providers & Services — 0.8%
AmSurg Corp.(1)	4,003	$280,570

		$280,570

Hotels, Restaurants & Leisure — 2.2%
Cedar Fair, L.P.	4,145	$232,120
ClubCorp Holdings, Inc.	17,929	366,469
HIS Co., Ltd.	6,000	201,697

		$800,286

Household Durables — 3.1%
Bellway PLC	5,373	$214,613
NVR, Inc.(1)	230	376,685
Tempur Sealy International, Inc.(1)	6,543	509,307

		$1,100,605

Insurance — 4.4%
AMERISAFE, Inc.	4,249	$232,548
Beazley PLC	46,510	259,977
Federated National Holding Co.	17,559	540,554
First American Financial Corp.	5,417	206,550
James River Group Holdings, Ltd.	4,321	127,167
St. James’s Place PLC	14,694	217,772

		$1,584,568

Internet & Catalog Retail — 0.3%
Start Today Co., Ltd.	3,500	$117,192

		$117,192

Internet Software & Services — 0.7%
GMO Internet, Inc.	7,100	$100,558
Moneysupermarket.com Group PLC	26,444	136,094

		$236,652

20	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

IT Services — 2.9%
DH Corp.	3,527	$95,215
Obic Co., Ltd.	2,400	126,665
Otsuka Corp.	4,100	198,193
Vantiv, Inc., Class A(1)	11,973	600,446

		$1,020,519

Leisure Products — 2.8%
Amer Sports Oyj	4,085	$114,648
Brunswick Corp.	7,594	408,633
Vista Outdoor, Inc.(1)	10,283	459,856

		$983,137

Machinery — 4.8%
Aalberts Industries NV	7,381	$239,294
Bodycote PLC	10,664	84,244
Daifuku Co., Ltd.	14,800	219,037
Hoshizaki Electric Co., Ltd.	1,800	130,155
Makino Milling Machine Co., Ltd.	26,000	201,382
NN, Inc.	18,359	253,354
Rational AG	290	115,084
Shinmaywa Industries, Ltd.	25,000	272,921
Spirax-Sarco Engineering PLC	4,340	203,447

		$1,718,918

Media — 1.0%
Cogeco Cable, Inc.	2,063	$106,542
CTS Eventim AG & Co. KGaA	3,125	122,311
Metropole Television SA	5,721	110,048

		$338,901

Metals & Mining — 1.8%
Compass Minerals International, Inc.	5,656	$459,493
Salzgitter AG	6,325	182,395

		$641,888

Multiline Retail — 0.3%
J. Front Retailing Co., Ltd.	5,500	$90,323

		$90,323

Oil, Gas & Consumable Fuels — 4.1%
Diamondback Energy, Inc.(1)	6,802	$502,260
Gulfport Energy Corp.(1)	9,058	275,997
Parkland Fuel Corp.	6,275	109,174

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.(1)	7,992	$482,238
PrairieSky Royalty, Ltd.	5,193	102,184

		$1,471,853

Paper & Forest Products — 0.2%
Interfor Corp.(1)	7,639	$72,558

		$72,558

Pharmaceuticals — 1.2%
BTG PLC(1)	21,592	$183,332
Ipsen SA	3,873	244,262

		$427,594

Professional Services — 0.5%
Hays PLC	41,679	$90,297
Seek, Ltd.	10,321	93,760

		$184,057

Real Estate Investment Trusts (REITs) — 9.2%
Acadia Realty Trust	7,527	$247,563
Boardwalk Real Estate Investment Trust	4,395	180,559
CubeSmart	9,495	264,151
DCT Industrial Trust, Inc.	6,979	259,061
Douglas Emmett, Inc.	8,072	246,600
EastGroup Properties, Inc.	4,202	235,984
Essex Property Trust, Inc.	1,043	229,919
Frasers Centrepoint Trust	74,300	103,611
LaSalle Hotel Properties	7,096	208,693
LondonMetric Property PLC	44,043	114,702
Merlin Properties Socimi SA	21,581	276,554
NewRiver Retail, Ltd.	20,266	103,078
Paramount Group, Inc.	8,481	150,707
Parkway Life Real Estate Investment Trust	100,800	165,979
Post Properties, Inc.	4,074	243,381
PS Business Parks, Inc.	3,106	266,464

		$3,297,006

Real Estate Management & Development — 1.9%
Conwert Immobilien Invest SE(1)	8,554	$122,635
Nexity SA	2,796	123,724
Tosei Corp.	33,000	204,320
UNITE Group PLC (The)	22,969	235,061

		$685,740

21	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.2%
Cirrus Logic, Inc.(1)	13,854	$427,119
Cypress Semiconductor Corp.(1)	47,201	497,499
MA-COM Technology Solutions Holdings, Inc.(1)	1,769	59,686
Sumco Corp.	11,300	113,912
Teradyne, Inc.	2,774	54,148

		$1,152,364

Software — 1.6%
Magic Software Enterprises, Ltd.	25,211	$135,887
Mentor Graphics Corp.	6,154	167,389
Verint Systems, Inc.(1)	5,796	275,774

		$579,050

Specialty Retail — 3.0%
ABC-Mart, Inc.	4,000	$223,108
Restoration Hardware Holdings, Inc.(1)	3,908	402,876
Sac’s Bar Holdings, Inc.	6,000	95,208
Super Retail Group, Ltd.	16,475	112,518
WH Smith PLC	9,324	244,600

		$1,078,310

Technology Hardware, Storage & Peripherals — 0.6%
Logitech International SA	15,496	$227,646

		$227,646

Textiles, Apparel & Luxury Goods — 1.1%
Asics Corp.	8,300	$229,252
Moncler SpA	9,206	148,078

		$377,330

Thrifts & Mortgage Finance — 1.2%
Meta Financial Group, Inc.	4,880	$210,230
MGIC Investment Corp.(1)	21,234	199,600

		$409,830

Trading Companies & Distributors — 1.6%
Indutrade AB	5,099	$242,463
MISUMI Group, Inc.	10,300	134,128
SIG PLC	35,234	72,329
Toromont Industries, Ltd.	4,599	119,688

		$568,608

Security	Shares	Value

Water Utilities — 0.3%
SIIC Environment Holdings, Ltd.(1)	171,020	$103,494

		$103,494

Total Common Stocks (identified cost $35,038,194)		$35,307,047

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$247	$247,396

Total Short-Term Investments (identified cost $247,396)		$247,396

Total Investments — 99.7% (identified cost $35,285,590)		$35,554,443

Other Assets, Less Liabilities — 0.3%		$115,238

Net Assets — 100.0%		$35,669,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

22	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Portfolio of Investments — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value

United States	57.3%	$20,440,224
Japan	11.6	4,134,507
United Kingdom	9.5	3,385,289
Canada	3.5	1,234,835
France	2.3	827,933
Australia	1.7	619,879
Singapore	1.7	593,918
Italy	1.6	592,244
Belgium	1.5	534,809
Spain	1.4	499,015
Germany	1.4	490,948
Denmark	1.3	465,646
China	1.1	381,095
Portugal	0.8	271,528
Sweden	0.7	242,463
Netherlands	0.7	239,294
Switzerland	0.6	227,646
Israel	0.4	135,887
Austria	0.3	122,635
Finland	0.3	114,648

Total Investments	99.7%	$35,554,443

Abbreviations:

ADR	–	American Depositary Receipt

23	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $35,038,194)	$35,307,047
Affiliated investment, at value (identified cost, $247,396)	247,396
Foreign currency, at value (identified cost, $32,724)	32,749
Dividends receivable	34,411
Interest receivable from affiliated investment	44
Receivable for investments sold	475,845
Total assets	$36,097,492

Liabilities
Payable for investments purchased	$360,773
Payable to affiliates:
Investment adviser fee	22,599
Trustees’ fees	238
Accrued expenses	44,201
Total liabilities	$427,811
Net Assets applicable to investors’ interest in Portfolio	$35,669,681

Sources of Net Assets
Investors’ capital	$35,401,095
Net unrealized appreciation	268,586
Total	$35,669,681

24	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Statement of Operations

Investment Income	Year Ended October 31, 2015
Dividends (net of foreign taxes, $13,311)	$783,629
Interest allocated from affiliated investment	3,132
Expenses allocated from affiliated investment	(296)
Total investment income	$786,465

Expenses
Investment adviser fee	$512,536
Trustees’ fees and expenses	3,543
Custodian fee	47,068
Legal and accounting services	36,381
Miscellaneous	3,519
Total expenses	$603,047

Net investment income	$183,418

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,679,211 (1)
Investment transactions allocated from affiliated investment	6
Foreign currency transactions	(26,873)
Net realized gain	$27,652,344
Change in unrealized appreciation (depreciation) —
Investments	$(28,386,775)
Foreign currency	(267)
Net change in unrealized appreciation (depreciation)	$(28,387,042)

Net realized and unrealized loss	$(734,698)

Net decrease in net assets from operations	$(551,280)

(1)	Includes $10,721,827 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015		2014
From operations —
Net investment income	$183,418		$38,451
Net realized gain from investment and foreign currency transactions	27,652,344	(1)	7,875,611
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(28,387,042)		205,175
Net increase (decrease) in net assets from operations	$(551,280)		$8,119,237
Capital transactions —
Contributions	$4,480,188		$5,141,416
Withdrawals	(50,586,121	)(2)	(10,978,500)
Net decrease in net assets from capital transactions	$(46,105,933)		$(5,837,084)

Net increase (decrease) in net assets	$(46,657,213)		$2,282,153

Net Assets
At beginning of year	$82,326,894		$80,044,741
At end of year	$35,669,681		$82,326,894

(1)	Includes $10,721,827 of net realized gains from redemptions in-kind.

(2)	Includes $41,935,538 of withdrawals by Eaton Vance Tax-Managed Equity Asset Allocation Fund, a fund that invested in the Portfolio during a portion of the year ended October 31, 2015.

26	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.89%	0.93%	1.13%	1.13%	1.11%
Net investment income	0.27%	0.05%	0.32%	0.18%	0.33	%(2)
Portfolio Turnover	124%	48%	72%	55%	66%

Total Return	(4.08)%	10.71%	34.26%	7.86%	9.46%

Net assets, end of year (000’s omitted)	$35,670	$82,327	$80,045	$70,053	$73,673

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Includes special dividends equal to 0.16% of average daily net assets.

27	See Notes to Financial Statements.

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Global Small-Cap Portfolio (formerly, Tax-Managed Small-Cap Value Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. Effective August 7, 2015, the Portfolio’s investment objective was changed to long-term after-tax returns and the Portfolio no longer employs a value investment strategy and now invests globally. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Tax-Managed Global Small-Cap Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

28

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $512,536, or 0.75% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. On November 16, 2015, The Board of Trustees approved a sub-advisory agreement between BMR and Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., with respect to the Portfolio. BMR will pay EVMI a portion of its advisory fees for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $79,935,940 and $122,101,625, respectively, for the year ended October 31, 2015. Included in sales is $41,935,394 representing the value of securities delivered in payment of redemptions in-kind.

29

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,350,283

Gross unrealized appreciation	$2,064,635
Gross unrealized depreciation	(1,860,475)

Net unrealized appreciation	$204,160

The net unrealized depreciation on foreign currency transactions at October 31, 2015 on a federal income tax basis was $267.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Notes to Financial Statements — continued

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$3,403,309	$2,421,940		$—	$5,825,249
Consumer Staples	1,015,216	778,350		—	1,793,566
Energy	1,471,853	221,109		—	1,692,962
Financials	6,399,748	3,227,085		—	9,626,833
Health Care	3,267,597	1,118,081		—	4,385,678
Industrials	2,140,230	2,894,100		—	5,034,330
Information Technology	3,154,648	1,338,551		—	4,493,199
Materials	1,092,043	1,008,205		—	2,100,248
Utilities	—	354,982		—	354,982

Total Common Stocks	$21,944,644	$13,362,403	*	$—	$35,307,047

Short-Term Investments	$—	$247,396		$—	$247,396

Total Investments	$21,944,644	$13,609,799		$—	$35,554,443

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

8  Name Change

Effective August 7, 2015, the name of Tax-Managed Global Small-Cap Portfolio was changed from Tax-Managed Small-Cap Value Portfolio and the Portfolio’s investment objective and principal investment strategies were changed as described in Note 1.

31

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Global Small-Cap Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio) (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Global Small-Cap Portfolio as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2015

32

Eaton Vance Tax-Managed Global Small-Cap Fund

Tax-Managed Global Small-Cap Portfolio

October 31, 2015

Special Meeting of Shareholders (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund

The Fund held a Special Meeting of Shareholders on July 24, 2015 for the following purposes: (i) to change the Fund’s investment objective to long-term after-tax returns; and (ii) to reclassify the Fund’s investment objective from fundamental to non-fundamental. The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain
Proposal One	1,222,997	95,456	38,404
Proposal Two	1,153,192	166,812	36,853

Each proposal was also approved for Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio).

(1)	Excludes fractional shares.

Tax-Managed Global Small-Cap Portfolio

The Portfolio held a Special Meeting of Interestholders on July 24, 2015 for the following purposes: (i) to change the Portfolio’s investment objective to long-term after-tax returns; and (ii) to reclassify the Portfolio’s investment objective from fundamental to non-fundamental. The results of the interestholder meeting are as follows:

	Interest in the Portfolio
	For	Against	Abstain
Proposal One	90%	7%	3%
Proposal Two	85%	12%	3%

Results are rounded to the nearest whole number.

33

Eaton Vance

Tax-Managed Global Small-Cap Fund

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Global Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee of the Trust and the Portfolio and President of the Portfolio	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

34

Eaton Vance

Tax-Managed Global Small-Cap Fund

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Tax-Managed Global Small-Cap Fund

October 31, 2015

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Tax-Managed Global Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1300 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$24,370	$24,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,030	$11,301
All Other Fees(3)	$0	$0

Total	$33,400	$35,301

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$9,030	$11,301
Eaton Vance(1)	$99,750	$46,000

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	December 11, 2015